10. Notes Payable (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Gain (loss) on extinguishment of debt	$ 333,823	$ 1,051,734
Goldenrise [Member]
Stock issued for convertible note	123,268
Settlement Agreements [Member]
Gain (loss) on extinguishment of debt	$ 35,403	952,400
Convertible promissory note - Asher/Goldenrise [Member]
Gain (loss) on extinguishment of debt		(9,948)
Interest expense	0	$ 2,500
Convertible promissory note - Service agreement [Member]
Gain (loss) on extinguishment of debt	$ 20,000